Note 6 - Share Capital (Detail) (CAD)	1 Months Ended	0 Months Ended	1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 29, 2012	Jun. 16, 2011	Jun. 22, 2011	May 30, 2008	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Jun. 20, 2012	Dec. 31, 2009
Stock Issued During Period, Shares, New Issues (in Shares)	1,848,601	1,789,900
Sale of Stock, Price Per Share (in Dollars per share)	2.20	2.85
Stock Issued During Period, Value, New Issues	4,066,923	5,101,215				3,038,158	3,882,838
Share Price (in Dollars per share)	2.60	3.35
Proceeds from Issuance of Common Stock		4,545,647				3,841,516	4,545,647
Unit Issuance Cost	225,407	555,568
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		894,950			1,642,956	1,642,956	949,495
Warrants and Rights Outstanding	850,358	742,809			3,994,449	3,994,449	205,044
Fair Value Assumptions, Risk Free Interest Rate	1.44%	2.19%				1.24%	1.51%
Fair Value Assumptions, Expected Volatility Rate	40.00%	40.00%				40.00%	40.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%				0.00%	0.00%
Fair Value Assumptions, Expected Term	5 years	5 years				7 years	6 years 357 days
Proceeds from Issuance of Private Placement	3,841,516
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	924,302				3.00	3.00	3.25		1.65
Warrants Exercised (in Shares)					230,841
Proceeds from Warrant Exercises					631,874	631,874
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)					38,644
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)			273,889							550,726
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in Shares)					1,315,155	1,315,155	1,015,224	861,549
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						2.43	0.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value					1,834,841	1,834,841
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)											10.10
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					450,330	450,330		175,905			705,885
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value						1,071,548	351,542	468,105
Percentage Of Options Expected To Vest						94.00%
Annual Forfeiture Rate						2.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					952,149	952,149
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition						15 months
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				350,457
Investment Options, Exercise Price (in Dollars per share)				0.30
Conversion of Stock, Shares Converted (in Shares)				0.6752
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value							42,615
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)					1,970,145	1,970,145					865,628
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)					422,688	422,688
Original Number Of Shares [Member]
Stock Issued During Period, Shares, Reverse Stock Splits (in Shares)	5
Revised New Common Shares [Member]
Stock Issued During Period, Shares, Reverse Stock Splits (in Shares)	1
Options Expected To Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						9 years 73 days
Non-Vested Stock Option Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					3.69	3.69
Revised New Common Shares [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				519,073
Protiva Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						3 years 36 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					1,457,269	1,457,269
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value						18,929		2,688
Cashless Exercise Provision [Member]
Warrants Exercised (in Shares)					54,545
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
2007 Plan And 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						8 years 73 days	9 years 219 days	6 years 219 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)						4.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term						6 years 109 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Issuance Costs Allocated To Shares [Member]
Unit Issuance Cost	178,407	475,568
Issuance Costs Allocated To Warrants [Member]
Unit Issuance Cost	47,000	80,000